Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Entity Registrant Name	Easterly Government Properties, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001622194
Document Period End Date	Feb. 24, 2021
Entity Emerging Growth Company	false
Entity File Number	001-36834
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2047728
Entity Address, Address Line One	2101 L Street NW
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	(202)
Local Phone Number	595-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	DEA
Name of each exchange on which registered	NYSE